Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of the Company’s Revenue - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue from operations:
Total revenue	$ 18,543,243	$ 32,281,543	$ 25,526,557
Event hosting [Member]
Revenue from operations:
Revenue	4,348,303	14,711,787	14,978,643
Total revenue	4,348,303	14,711,787	14,978,643
Brand promotion [Member]
Revenue from operations:
Revenue	9,650,274	8,733,764	750,315
Total revenue	9,650,274	8,733,764	750,315
Event planning and execution [Member]
Revenue from operations:
Revenue	4,132,477	8,420,328	9,196,773
Total revenue	4,132,477	8,420,328	9,196,773
Other services [Member]
Revenue from operations:
Revenue	412,189	415,664	600,826
Total revenue	$ 412,189	$ 415,664	$ 600,826